Gain on Sale of Product Lines (Tables)	12 Months Ended
Jun. 30, 2013
Gain on Sale of Product Lines [Abstract]
Gain on sale of product lines	The gain on sale was calculated as follows:
Proceeds	$535,000
Less:
Inventories, net	351,000
Equipment, net	4,000
Transaction costs	19,000
Gain on sale	$161,000